Document and Entity Information	Jul. 14, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 14, 2025
Entity Registrant Name	Fifth District Bancorp, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-42198
Entity Tax Identification Number	99-1897673
Entity Address, Address Line One	4000 General DeGaulle Drive
Entity Address, City or Town	New Orleans
Entity Address State Or Province	LA
Entity Address, Postal Zip Code	70114
City Area Code	504
Local Phone Number	362-7544
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value 0.01 per share
Trading Symbol	FDSB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002012726
Amendment Flag	false